Goodwill and Intangible Assets - Schedule of Changes in Goodwill (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Jun. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Goodwill [Line Items]
Beginning Balance	$ 257,632	$ 235,525	$ 234,263
Goodwill acquired through acquisitions	16,888	22,107	2,554
Goodwill written off related to disposal of businesses			(1,334)
Adjustments to goodwill, net			42
Ending Balance	274,520	257,632	235,525
Human Services
Goodwill [Line Items]
Beginning Balance	190,658	169,524	169,564
Goodwill acquired through acquisitions	2,628	21,134	1,294
Goodwill written off related to disposal of businesses			(1,334)
Ending Balance	193,286	190,658	169,524
Post -Acute Specialty Rehabilitation Services
Goodwill [Line Items]
Beginning Balance	66,974	66,001	64,699
Goodwill acquired through acquisitions	14,260	973	1,260
Adjustments to goodwill, net			42
Ending Balance	$ 81,234	$ 66,974	$ 66,001